(PIMCO RAE Fundamental US Small Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO RAE Fundamental US Small Fund)	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none	none	none	none	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO RAE Fundamental US Small Fund)		Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
Management Fees		0.60%	0.70%	0.60%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%	0.25%	1.00%	0.50%
Other Expenses	[1]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.68%	0.78%	0.93%	1.08%	1.08%	1.83%	1.33%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%	0.60%	0.75%	0.90%	0.90%	1.65%	1.15%
[1]	"Other Expenses" reflects estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2016, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2016, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RAE Fundamental US Small Fund) (USD $)	1 Year	3 Years
Institutional Class	51	182
Class P	61	214
Administrative Class	77	261
Class D	92	308
Class A	463	672
Class C	268	541
Class R	117	387

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RAE Fundamental US Small Fund) (USD $)	1 Year	3 Years
Institutional Class	51	182
Class P	61	214
Administrative Class	77	261
Class D	92	308
Class A	463	672
Class C	168	541
Class R	117	387

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of U.S. small companies. Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of U.S. small companies ("RAE Fundamental US Small Portfolio"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. The Sub-Adviser applies the RAFI methodology to U.S. companies outside the 1,000 largest U.S. companies by fundamental size. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental US Small Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE Fundamental US Small Portfolio by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Fundamental US Small Portfolio. The Fund seeks to remain invested in the RAE Fundamental US Small Portfolio even when the value of the RAE Fundamental US Small Portfolio is declining.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred stock. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the Sub-Adviser believes will cause the stock price to increase do not occur

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small Company Risk: the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the Sub-Adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of a derivative instrument may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the exchange itself or the related clearing broker

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's Sub-Adviser is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about June 5, 2015). This privately offered fund was organized on August 30, 2005 and commenced operations on September 29, 2005 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act, and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark is the Russell 2000® Index. The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. As of June 30, 2014, the Russell 2000® Index's average market capitalization (dollar-weighted) was $1.07 billion.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*The year-to-date return as of April 30, 2015 is 0.68%. For periods shown in the bar chart, the highest quarterly return was 24.69% in the Q2 2009, and the lowest quarterly return was -27.24% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Total Returns (PIMCO RAE Fundamental US Small Fund)		1 Year	5 Years	Since Inception
Institutional Class		4.12%	16.88%	8.83%
Institutional Class Return After Taxes on Distributions	[1]	4.12%	16.88%	8.83%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.33%	13.70%	7.22%
Class P		4.12%	16.88%	8.83%
Class A		4.12%	16.88%	8.83%
Class C		4.12%	16.88%	8.83%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		4.89%	15.55%	8.03%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.